Leases (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 07, 2024
Leases
Right of use asset	$ 64	$ 142	$ 263	$ 400
Short term lease liability	$ 45	115	119	200
Long-term lease liability			$ 107	$ 200